SHARE BASED COMPENSATION (Details)	12 Months Ended
	Apr. 30, 2015 USD ($) PerformanceObjective $ / shares shares	Apr. 30, 2014 USD ($) $ / shares shares	Apr. 30, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,215,000	$ 1,162,000	$ 45,000
Restricted Stock [Member]
Restricted share awards, shares [Roll Forward]
Unvested, beginning of period (in shares) | shares	104,855	0
Granted (in shares) | shares	107,536	104,855
Vested during year (in shares) | shares	(79,181)
Forfeited (in shares) | shares	(25,674)
Unvested, end of period (in shares) | shares	107,536	104,855	0
Weighted avg grant-date fair value [Abstract]
Unvested, beginning of period (in dollars per share) | $ / shares	$ 8.72	$ 0
Granted (in dollars per share) | $ / shares	7.17	8.72
Vested during period (in dollars per share) | $ / shares	8.72
Forfeited (in dollars per share) | $ / shares	8.72
Unvested, end of period (in dollars per share) | $ / shares	$ 7.17	$ 8.72	$ 0
2008 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares) | shares	2,000,000
Term of award (in years)	10 years
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan award description	Three-Year Average Annual Total Shareholder Return
Dividend yield (in hundredths)	6.10%
Long Term Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (in hundredths)	15.00%
Risk-free interest rate (in hundredths)	0.03%
Officers' total award opportunity under the LTIP stated as a percentage of base salary (in hundredths)	50.00%
Calculated grant date fair value as a percentage of base salary for officers (in hundredths)	47.00%
Long Term Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (in hundredths)	20.00%
Risk-free interest rate (in hundredths)	0.09%
Officers' total award opportunity under the LTIP stated as a percentage of base salary (in hundredths)	100.00%
Calculated grant date fair value as a percentage of base salary for officers (in hundredths)	94.00%
Long Term Incentive Plan [Member] | Unrestricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards payable (in hundredths)	50.00%
Performance period (in years)	1 year
Restricted shares vesting period	1 year
Long Term Incentive Plan [Member] | Unrestricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance objectives to meet | PerformanceObjective	1
Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards payable (in hundredths)	50.00%
Performance period (in years)	2 years
Long Term Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 0
Long Term Incentive Plan [Member] | Performance Shares [Member] | 2015 Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,300,000
Long Term Incentive Plan [Member] | Performance Shares [Member] | 2014 Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	690,000	$ 914,000
Trustee Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	39,139	28,976	15,975
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of share grants vested	568,000	$ 0	$ 0
Total compensation cost related to non-vested share awards	$ 771,000